Average Annual Total Returns - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity International High Dividend ETF	Mar. 01, 2023
Fidelity International High Dividend ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(5.26%)
Since Inception	(1.68%)
Fidelity International High Dividend ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(6.12%)
Since Inception	(2.45%)
Fidelity International High Dividend ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(2.06%)
Since Inception	(1.09%)
IXYCH
Average Annual Return:
Past 1 year	(4.76%)
Since Inception	(1.24%)	[1]
MC040
Average Annual Return:
Past 1 year	(14.10%)
Since Inception	1.15%	[1]

[1]	A From January 16, 2018